BASIS OF PRESENTATION (Policies) Q	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated interim financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated interim financial statements include the accounts of the Company and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
We have prepared the accompanying unaudited condensed consolidated interim financial statements in accordance with the accounting policies described in GDH LP’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024 and the interim reporting requirements of Regulation S-X for the three and nine months ended September 30, 2025. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
These unaudited condensed consolidated interim financial statements should be read in conjunction with GDH LP’s audited consolidated financial statements for the year ended December 31, 2024. The Company’s interim results are not necessarily indicative of its results for a full year.
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Change in Presentation
Change in Presentation
Certain comparative figures in the Company’s condensed consolidated interim statements of operations and other comprehensive income (loss) have been reclassified to conform to the current year’s presentation.

Noncontrolling Interest
Noncontrolling Interests
The Company, as holder of LP Units and sole general partner of GDH LP, has both (i) the power to direct GDH LP’s most significant activities; and (ii) the obligation to absorb losses or the right to receive benefits that could be significant to GDH LP. The limited partnership interests in GDH LP that are not owned by the Company are presented as noncontrolling interests in the Company’s consolidated financial statements.
The noncontrolling interests were initially measured at the proportional share of equity held by the noncontrolling interest holders on the date of the Reorganization Transaction, May 13, 2025. Each reporting period, the noncontrolling interests are adjusted for (i) the noncontrolling interest holders’ share of GDH LP’s net income / (loss) based on their relative ownership and (ii) distributions declared.
Each LP Unit of GDH LP that represents a noncontrolling interest in the Company corresponds with a share of Class B common stock of the Company. Each share of Class B common stock, along with its paired LP Unit, are together exchangeable for a share of Class A common stock on a 1:1 basis. Such exchanges increase the Company’s ownership of GDH LP and are accounted for as equity transactions.
Because the noncontrolling interests held through LP Units are economically equivalent to shares of Class A common stock, diluted EPS is calculated using the if-converted method, assuming all noncontrolling interests were exchanged for shares of Class A common stock as of the beginning of each period.
Investments
Investments consist of common stock, convertible notes, limited partnership and limited liability company interests, preferred stock, trust shares, bankruptcy claims, and warrants. Investments denominated in currencies other than the entity’s functional currency are valued based on the spot rate of the respective currency at the end of the reporting period with changes related to exchange rate movements reflected in the Company’s consolidated statements of operations. See Notes 9, 10 and 11 for further information on investments.
Cash Flow Hedge
Cash Flow Hedge
The Company uses derivative instruments to manage exposure to variability in future cash flows associated with interest payments on the Company’s Credit Agreement (see Note 18 for a description of the Credit Agreement). These derivatives are designated as cash flow hedges in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”).
For derivatives that are designated and qualify as effective cash flow hedges, the change in fair value is recorded in Other comprehensive income (loss) (“OCI”) and subsequently reclassified into earnings in the same period or periods during which the hedged cash flows affect earnings. Once reclassified into earnings, the impact will be recognized within General and administrative on the Company’s condensed consolidated interim statements of operations and other comprehensive income (loss).
If a derivative ceases to qualify for hedge accounting, or if the hedging relationship is discontinued, future changes in the fair value of the derivative are recognized in earnings. Amounts previously recorded in OCI are reclassified into earnings in the period when the forecasted transaction affects earnings, unless it is no longer probable that the forecasted transaction will occur, in which case the amounts are reclassified immediately into earnings.

Recent Accounting Developments
Recent Accounting Developments
In May 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2025-03, Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This update revises the current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a Variable Interest Entity (“VIE”) that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. This update will be effective for all entities for annual reporting periods beginning after December 15, 2026. The Company does not expect this ASU to have a material impact on our financial statements.
In September 2025, the FASB issued ASU No. 2025-06, Intangibles - Goodwill and Other - Internal-Use Software: Targeted Improvements to the Accounting for Internal-Use Software. This update was issued to modernize the accounting for software costs that are accounted for under the current guidance. This update improves the operability of the guidance by removing all references to software development project stages. As such, an entity is required to start capitalizing the software costs when both (1) management has authorized and committee to funding the software project, and (2) it is probable that the project will be completed and the software will be used to perform the function intended.
ASU 2025-06 will be effective for annual periods commencing after December 15, 2027. The Company is still evaluating the impact of the adoption of this ASU.